Collaboration and License Agreement with Incyte - Summary of Financial Assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Additions	€ 0	€ 0
Cash Receipts	0	0
Through Other Comprehensive Income	0	387,000	€ 232,000
Through Profit or Loss (in Finance Result)	287,937,972	20,454,949
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Opening Balance	0
Additions	45,090,000
Cash Receipts	(12,677,000)
Through Other Comprehensive Income	0
Through Profit or Loss (in Finance Result)	10,458,000
Closing Balance	€ 42,870,000	€ 0